                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-07340
                                  ----------------------------------------------

                                J.P. Morgan Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  522 Fifth Avenue, New York,                 NY 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices)      (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:  December 31, 2004
                        --------------------------------------------------------

Date of reporting period:  September 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                 JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (Unaudited)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

SHARES       ISSUER                                                             VALUE
-----------------------------------------------------------------------------------------
       LONG - TERM INVESTMENTS - 97.6%

              COMMON STOCKS -- 97.6%
              AEROSPACE -- 0.8%
         1    Engineered Support Systems, Inc.                               $         46
              AIRLINES -- 1.5%
         4    Republic Airways Holdings, Inc. *                                        38
         3    SkyWest, Inc. (l)                                                        50

                                                                             ------------
                                                                                       88
              APPLIANCES & HOUSEHOLD DURABLES -- 1.0%
         7    Jacuzzi Brands, Inc. *                                                   60
              AUTOMOTIVE -- 1.7%
         1    Oshkosh Truck Corp.                                                      46
         2    Winnebago Industries, Inc. (l)                                           56

                                                                             ------------
                                                                                      102
              BANKING -- 3.8%
         2    East-West Bancorp, Inc.                                                  55
         2    EuroBancshares, Inc. (Puerto Rico) *                                     40
         2    MB Financial, Inc.                                                       69
         2    Texas Regional Bancshares, Inc., Class A                                 64

                                                                             ------------
                                                                                      228
              BIOTECHNOLOGY -- 1.7%
         2    Cytokinetics, Inc. * (l)                                                 26
         5    Incyte Corp. * (l)                                                       43
         1    Telik, Inc. *                                                            32

                                                                             ------------
                                                                                      101
              BROADCASTING/CABLE -- 0.6%
         2    Salem Communications Corp., Class A * (l)                                39
              BUSINESS SERVICES -- 1.2%
         2    Alliance Data Systems Corp. *                                            73
              COMPUTER SOFTWARE -- 10.3%
         9    Aspen Technology, Inc. *                                                 64
         4    DSP Group, Inc. *                                                        76
         4    Epicor Software Corp. *                                                  54
         2    Hyperion Solutions Corp. *                                               55
         9    Lawson Software, Inc. *                                                  50
         2    NAVTEQ Corp. *                                                           73
         4    Packeteer, Inc. *                                                        48
         4    Serena Software, Inc. * (l)                                              59
         3    Verint Systems, Inc. * (l)                                               97
         3    Witness Systems, Inc. *                                                  48

                                                                             ------------
                                                                                      624
              COMPUTERS/COMPUTER HARDWARE -- 2.3%
         3    Electronics for Imaging, Inc. * (l)                                      55


         2    Tech Data Corp. *                                                        83

                                                                             ------------
                                                                                      138
              CONSTRUCTION -- 1.2%
         7    Champion Enterprises, Inc. * (l)                                         74
              CONSUMER SERVICES -- 4.7%
         3    Educate, Inc. *                                                          37
         3    Jackson Hewitt Tax Service, Inc.                                         70
         1    Laureate Education, Inc. *                                               49
         2    Ritchie Bros. Auctioneers, Inc. (Canada)                                 55
         2    Startek, Inc.                                                            72

                                                                             ------------
                                                                                      283
              ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.8%
         5    TTM Technologies, Inc. *                                                 47
              ENTERTAINMENT/LEISURE -- 5.5%
         2    Carmike Cinemas, Inc.                                                    72
         2    Gaylord Entertainment Co. * (l)                                          75
         4    K2, Inc. *                                                               55
         3    LIFE TIME FITNESS, Inc. *                                                70
         3    Scientific Games Corp., Class A *                                        60

                                                                             ------------
                                                                                      332
              FINANCIAL SERVICES -- 3.4%
         1    Affiliated Managers Group, Inc. * (l)                                    72
         2    Greenhill & Co., Inc.                                                    37
         2    Marlin Business Services, Inc. *                                         34
         2    National Financial Partners Corp.                                        61

                                                                             ------------
                                                                                      204
              FOOD/BEVERAGE PRODUCTS -- 1.5%
         1    Red Robin Gourmet Burgers, Inc. * (l)                                    31
         2    United Natural Foods, Inc. *                                             57

                                                                             ------------
                                                                                       88
              HEALTH CARE/HEALTH CARE SERVICES -- 11.3%
         3    Abaxis, Inc. * (l)                                                       41
         1    Amedisys, Inc. *                                                         36
         1    Cooper Companies, Inc. (l)                                               62
         2    Covance, Inc. *                                                          89
         2    Kyphon, Inc. * (l)                                                       59
         3    Psychiatric Solutions, Inc. *                                            83
         2    Sunrise Assisted Living, Inc. * (l)                                      54
         6    TriPath Imaging, Inc. *                                                  48
         2    United Surgical Partners International, Inc. * (l)                       52
         3    VCA Antech, Inc. * (l)                                                   58
         1    Ventana Medical Systems, Inc. *                                          62
         1    Wright Medical Group, Inc. * (l)                                         37

                                                                             ------------
                                                                                      681
              INSURANCE -- 2.8%
         1    Direct General Corp.                                                     30
         2    Infinity Property & Casualty Corp.                                       66
         2    ProAssurance Corp. *                                                     74

                                                                             ------------
                                                                                      170
              INTERNET SERVICES/SOFTWARE -- 1.3%

         2    Equinix, Inc. *                                                          59
        10    Mindspeed Technologies, Inc. *                                           20

                                                                             ------------
                                                                                       79
              MANUFACTURING -- 1.1%
         6    General Cable Corp. * (l)                                                68
              METALS/MINING -- 1.1%
         2    Arch Coal, Inc.                                                          65
              MULTI-MEDIA -- 1.0%
         5    Gray Television, Inc.                                                    62
              OFFICE/BUSINESS EQUIPMENT -- 1.1%
         2    Global Imaging Systems, Inc. * (l)                                       68
              OIL & GAS -- 4.8%
         2    Headwaters, Inc. *                                                       55
         1    Newfield Exploration Co. *                                               61
         3    Unit Corp. *                                                             90
         3    Universal Compression Holding, Inc. *                                    85
         0^^  XTO Energy, Inc.                                                          0^^

                                                                             ------------
                                                                                      291
              PHARMACEUTICALS -- 8.3%
         2    Able Laboratories, Inc. * (l)                                            34
         2    Adolor Corp. *                                                           26
         2    Alkermes, Inc. *                                                         27
         1    AtheroGenics, Inc. * (l)                                                 27
         3    Auxilium Pharmaceuticals, Inc. *                                         28
         4    Cubist Pharmaceuticals, Inc. *                                           37
         2    CVTherapeutics, Inc. * (l)                                               28
         3    Cypress Bioscience, Inc. *                                               38
         2    Nabi Biopharmaceuticals *                                                31
         4    NBTY, Inc. *                                                             84
         1    Onyx Pharmaceuticals, Inc. * (l)                                         28
         1    Pharmion Corp. *                                                         36
         1    Taro Pharmaceutical Industries LTD (Israel) *                            18
         1    United Therapeutics Corp. *                                              33
         1    Valeant Pharmaceuticals International                                    30

                                                                             ------------
                                                                                      505
              REAL ESTATE INVESTMENT TRUST -- 1.3%
         2    American Financial Realty Trust                                          26
         2    Global Signal, Inc.                                                      52

                                                                             ------------
                                                                                       78
              RESTAURANTS/FOOD SERVICES -- 1.5%
         4    CKE Restaurants, Inc. * (l)                                              47
         2    Rare Hospitality International, Inc. *                                   43

                                                                             ------------
                                                                                       90
              RETAILING -- 5.1%
         2    Aeropostale, Inc. *                                                      45
         1    CDW Corp.                                                                55
         3    Genesco, Inc. * (l)                                                      73
         1    Guitar Center, Inc. *                                                    60
         3    The Pantry, Inc. *                                                       77

                                                                             ------------
                                                                                      310
              SEMI-CONDUCTORS -- 5.4%

         3    Artisan Components, Inc. *                                               80
         5    Axcelis Technologies, Inc. *                                             38
         4    Credence Systems Corp. *                                                 32
         2    Cymer, Inc. *                                                            49
         6    Entegris, Inc. *                                                         48
         7    Mattson Technology, Inc. *                                               52
         8    Staktek Holdings, Inc. *                                                 30

                                                                             ------------
                                                                                      329
              SHIPPING/TRANSPORTATION -- 1.0%
         1    UTI Worldwide, Inc. (Virgin Islands) (l)                                 60
              TELECOMMUNICATIONS -- 6.0%
         7    Aeroflex, Inc. *                                                         73
         6    Atheros Communications, Inc. *                                           59
        13    LCC International, Inc. * (l)                                            42
         5    Nextel Partners, Inc., Class A * (l)                                     87
         4    Symmetricom, Inc. *                                                      35
         4    Tekelec *                                                                67

                                                                             ------------
                                                                                      363
              TELECOMMUNICATIONS EQUIPMENT -- 1.5%
         5    C-COR.net Corp. *                                                        41
         2    Inter-Tel, Inc.                                                          53

                                                                             ------------
                                                                                       94
              TRANSPORTATION -- 1.0%
         3    Sirva, Inc. *                                                            64

              ---------------------------------------------------------------------------
              Total Common Stocks                                                   5,904
              (Cost $5,395)
              ---------------------------------------------------------------------------

              SHORT - TERM INVESTMENT - 5.3%

              MONEY MARKET FUND -- 5.3%
       322    JPMorgan Prime Money Market Fund (a)                                    322
              (Cost $322)
-----------------------------------------------------------------------------------------
              TOTAL INVESTMENTS-- 102.9%                                     $      6,226
              (COST $5,717)

              LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%                 $       (178)

              NET ASSETS - 100.0%                                            $      6,048
-----------------------------------------------------------------------------------------
              Percentages indicated are based on net assets of $6,048

  PRINCIPAL
   AMOUNT
    (USD)          COLLATERAL INVESTMENTS                                       VALUE
-----------------------------------------------------------------------------------------
                   REPURCHASE AGREEMENT (c)
      $ 878        UBS Securities LLC, 1.87%, due 10/01/04, dated
                   09/30/04, proceeds $878, secured by U.S.
                   Government Agency Securities                              $        878

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (in thousands):

                          GROSS                   GROSS                     NET UNREALIZED
AGGREGATE               UNREALIZED              UNREALIZED                   APPRECIATION
  COST                 APPRECIATION            DEPRECIATION                 (DEPRECIATION)
--------------------------------------------------------------------------------------------
$   5,717              $         974          $          (465)             $             509

ABBREVIATIONS:

*             -     Non-income producing security.
^^            -     Amount rounds to less than one thousand.
(a)           -     Affiliated. Money market fund registered under the
                    Investment Company Act of 1940, as amended and advised by
                    J.P. Morgan Investment Management, Inc.
(c)           -     Investment of cash collateral for portfolio securities on
                    loan.
(l)           -     Security, or portion of a security, has been delivered to
                    counterparty as part of security lending transaction.
USD           -     United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

JPMorgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Funds
            ----------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        -----------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                          November 19, 2004
    -------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        -----------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                          November 19, 2004
    -------------------------------------------------------------------

By (Signature and Title)      /s/ George C.W. Gatch
                        -----------------------------------------------
                              George C.W. Gatch, President

Date                          November 23, 2004
    -------------------------------------------------------------------